Supplemental cash flow information	9 Months Ended
Sep. 30, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow information
13.	Supplemental cash flow information:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Interest paid	$29,353	$28,326	$84,005	$83,406
Interest received	1,074	254	5,755	4,969
Undrawn credit facility fee paid	765	1,025	2,028	2,091
Non-cash transactions:
Dividend reinvestment	7,044	1,248	14,726	3,940
Arrangement and transaction fees settled in shares	551	2,112	3,542	5,770
Capital contribution through settlement of loans to affiliate	—	—	6,667	—
Acquisition of time charter contracts through novation from GCI	—	—	—	16,200
Recognition of fair value of bareboat charters	—	—	—	16,200
Acquisition of GCI Subsidiaries through settlement of loans to affiliate	—	—	—	107,500
Offset of swaption against swap liability termination	—	—	10,852	—
Repayment of debt from sale-leaseback transaction proceeds	—	—	53,247	—